UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                     ---------
                             Gabelli Gold Fund, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             GABELLI GOLD FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Gold Fund (the "Fund") fell 18.1%, while the Philadelphia Gold and Silver ("XAU") Index and the Lipper Gold Fund Average fell 17.6% and 18.4%, respectively. For the six-month period ended June 30, 2004, the Fund fell 20.9% versus declines of 20.3% and 19.5% for the XAU Index and the Lipper Gold Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.



COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                                                           YEAR                                            SINCE
                                              QUARTER     TO DATE     1 YEAR     3 YEAR      5 YEAR    INCEPTION (B)
--------------------------------------------------------------------------------------------------------------------
  Gabelli Gold Fund Class AAA ............   (18.06)%    (20.90)%     18.38%     33.80%       22.15%      4.01%

  Philadelphia Gold and Silver Index .....   (17.61)     (20.28)      10.97      19.17         7.10      (1.34)
  Lipper Gold Fund Average ...............   (18.35)     (19.53)      25.75      29.63        16.77       1.77

  Class A ................................   (18.03)     (20.87)      18.41      33.81        22.16       4.01
                                             (22.74)     (25.43)(c)   11.58(c)   31.21(c)     20.71(c)    3.40(c)
  Class B ................................   (18.23)     (21.22)      17.43      33.29        21.87       3.89
                                             (22.32)     (25.15)(d)   12.43(d)   32.73(d)     21.78(d)    3.89(d)
  Class C ................................   (18.19)     (21.22)      17.49      33.32        21.89       3.90
                                             (19.01)     (22.00)(d)   16.49(d)   33.32(d)     21.89(d)    3.90(d)

 (a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 23, 2002. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) Performance is calculated from inception of Class AAA Shares on July 11, 1994.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                              COST          VALUE
     -------                                             ----          -------
              COMMON STOCKS -- 99.9%
              METALS AND MINING -- 99.9%
              AUSTRALIA -- 7.7%
   2,000,000  Central Asia Gold Ltd.+ ...........   $  1,309,748   $    835,922
   4,500,000  Croesus Mining NL .................      2,006,851      1,379,272
     810,000  Kingsgate Consolidated Ltd. .......      2,073,051      1,980,509
   7,045,000  Lihir Gold Ltd. ...................      5,795,012      4,858,486
   1,199,287  MPI Mines Ltd.+ ...................        602,694      1,336,681
     300,000  Newcrest Mining Ltd. ..............      1,708,256      2,879,753
   9,593,750  Oxiana Ltd.+ ......................      5,285,629      5,546,911
     500,000  Sino Gold Ltd.+ ...................        926,562        755,813
   3,175,000  Tanami Gold NL+ ...................        451,007        453,401
                                                    ------------   ------------
                                                      20,158,810     20,026,748
                                                    ------------   ------------
              IRELAND -- 0.0%
     214,771  Glencar Mining plc+ ...............        140,524         21,811
                                                    ------------   ------------
              LATIN AMERICA -- 2.9%
     342,400  Compania de Minas
                Buenaventura SA, ADR ............      5,372,808      7,567,040
                                                    ------------   ------------
              NORTH AMERICA -- 63.1%
     729,000  Agnico-Eagle Mines Ltd.,
                New York ........................      9,949,323      9,630,090
      55,000  Agnico-Eagle Mines Ltd.,
                Toronto .........................        751,331        728,958
     865,300  Apollo Gold Corp.+ ................      1,632,468      1,181,055
     921,000  Apollo Gold Corp.+ (b) ............      1,377,941      1,257,080
     555,400  Arizona Star Resource Corp.+ ......       763,899       1,598,989
     900,000  Aurizon Mines Ltd.+ ...............      1,044,048      1,040,462
   1,000,000  Aurizon Mines Ltd.+ (b) ...........        752,495      1,156,069
   1,300,000  Axmin Inc. (b) ....................        397,833        678,725
     500,000  Axmin Inc.+ .......................        167,044        261,048
      50,000  Banro Corp.+ ......................        210,628        264,777
     125,000  Banro Corp.+ (a)(b) ...............        747,161        611,132
     348,000  Barrick Gold Corp. ................      6,054,315      6,873,000
     876,700  Crystallex International Corp.+ ...      2,542,120      2,165,449
     100,000  Eldorado Gold Corp.,
                New York+ .......................        173,000        258,000
   1,132,500  Eldorado Gold Corp.,
                Toronto+ ........................      2,361,596      2,931,027
     467,500  Eldorado Gold Corp.,
                Toronto+ (b) ....................        568,659      1,209,938
   1,475,000  Erdene Gold Inc.+ .................        945,406        880,104
     522,500  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ..............      8,942,525     17,320,875
     100,000  Gammon Lake
                Resources Inc.+ (b) .............        491,642        657,841
     100,000  Gammon Lake Resources Inc.+ .......        300,145        657,841
     510,000  Glamis Gold Ltd., New York+ .......      5,391,686      8,940,300
     208,200  Glamis Gold Ltd., Toronto+ ........      1,465,135      3,641,462
     197,600  Goldcorp Inc., New York ...........      1,911,949      2,305,992
     213,200  Goldcorp Inc., Toronto ............      1,052,021      2,475,871

                                                                       MARKET
     SHARES                                              COST          VALUE
     -------                                             ----          -------
     102,000  Golden Queen Mining
                Co. Ltd.+ .......................   $     46,564   $     35,566
   1,000,000  Golden Queen Mining
                Co.  Ltd.+ (b) ..................        393,794        348,685
     370,000  Golden Star  Resources Ltd.,
                New York+ .......................        496,417      1,716,800
     500,000  Golden Star Resources Ltd.,
                Toronto+ ........................        790,652      2,323,326
     600,000  Guinor Gold+ (b) ..................        468,697        474,361
   4,899,188  Guinor Gold Corp.+ ................      2,595,305      3,873,309
     150,000  Hecla Mining Co.+ .................      1,070,090        855,000
     325,000  IAMGOLD Corp., New York ...........      1,838,895      1,813,500
   1,605,060  IAMGOLD Corp., Toronto ............      7,339,386      8,930,634
      30,000  Ivanhoe Mines Ltd., New York+ .....        114,450        163,500
     345,000  Ivanhoe Mines Ltd., Toronto+ ......        746,608      1,852,694
     350,000  Jaguar Mining Inc.+ ...............        788,295      1,083,349
     555,000  Kinross Gold Corp., New York+ .....      3,865,517      3,085,800
     449,999  Kinross Gold Corp., Toronto+ ......      2,627,676      2,490,392
     585,295  Meridian Gold Inc., New York+ .....      9,097,017      7,591,276
      70,000  Meridian Gold Inc., Toronto+ ......        301,514        901,137
     200,000  Metallic Ventures Gold Inc.+ ......      1,041,670        745,851
     600,000  Mexgold Resources Inc.+ (b) .......        914,181      1,320,157
     300,000  Miramar Mining Corp.,
                New York+ .......................        364,650        348,000
   1,500,000  Miramar Mining Corp.,
                Toronto+ ........................      1,739,867      1,722,916
     200,000  Miramar Mining Corp.,
                Toronto+ (b) ....................        300,679        229,722
      60,000  Nevsun Resources Ltd.,
                New York+ .......................         69,834        165,000
     650,000  Nevsun Resources Ltd.,
                Toronto+ ........................      1,531,937      1,788,924
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b) ....................        354,761        481,633
     510,071  Newmont Mining Corp. ..............     16,427,585     19,770,352
     800,000  Northern Orion
                Resources Inc.+ (b) .............        760,862      1,831,811
   1,201,000  Orezone Resources Inc.+ ...........        763,985        967,429
     650,000  PilaGold Inc.+ ....................        440,601        239,978
     174,147  Placer Dome Inc., Australia .......      1,550,935      2,729,499
     753,000  Placer Dome Inc., New York ........      8,851,261     12,529,920
      65,000  Placer Dome Inc., Toronto .........        836,246      1,085,959
     301,300  QGX Ltd.+ (b) .....................        428,224        647,208
     550,000  Radius Explorations Ltd.+ .........        611,972        455,342
   1,291,100  River Gold Mines Ltd.+ ............      2,192,797      2,503,718
     500,000  Strongbow Exploration Inc.+ .......        231,366        261,048
     400,000  Sunridge Gold Corp.+ ..............        979,512        611,598
     400,000  Wesdome Gold
                Mines Inc.+ (a)(b) ..............        519,600        374,119
     600,000  Wesdome Gold
                Mines Inc.+ (b) .................        496,465        669,029
   1,270,000  Wheaton River Minerals Ltd.+ ......      1,337,682      3,542,644
     420,000  Wheaton River Minerals Ltd.+ (b) ..        310,043      1,171,583
     350,000  Wolfden Resources Inc.+ ...........      1,410,309      1,305,240
                                                    ------------   ------------
                                                     127,042,272    163,764,095
                                                    ------------   ------------


                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                              COST          VALUE
     -------                                             ----          -------
              COMMON STOCKS (CONTINUED)
              SOUTH AFRICA -- 19.1%
      56,700  Anglo American
                Platinum Corp. Ltd. .............   $  2,022,822   $  2,144,875
     307,058  AngloGold Ashanti Ltd., ADR .......     10,116,804      9,874,985
     175,000  Durban Roodepoort
                Deep Ltd.+ ......................        717,500        442,271
   1,550,000  Durban Roodepoort
                Deep Ltd., ADR+ .................      4,768,857      3,937,000
     125,000  Gold Fields Ltd. ..................      1,625,000      1,314,138
   1,283,249  Gold Fields Ltd., ADR .............     16,126,284     13,486,947
     200,000  Harmony Gold Mining Co. Ltd. ......      2,614,946      2,100,688
   1,011,326  Harmony Gold Mining Co.
                Ltd., ADR .......................     13,956,026     10,709,943
      15,000  Impala Platinum Holdings Ltd. .....      1,028,266      1,137,269
     228,000  Impala Platinum Holdings Ltd.,
                ADR .............................      2,553,975      4,321,626
                                                    ------------   ------------
                                                      55,530,479     49,469,742
                                                    ------------   ------------
              SWEDEN -- 0.5%
   1,750,000  Riddarhyttan Resources AB+ ........      1,113,416      1,242,873
                                                    ------------   ------------
              UNITED KINGDOM -- 6.7%
     255,000  Lonmin plc ........................      4,446,895      4,587,427
     423,333  Monterrico Metals plc+ ............        728,073      3,040,148
   1,067,200  Randgold Resources Ltd.,
                ADR+ ............................      6,003,637      9,412,704
     100,000  Trans-Siberian Gold Ltd.+ .........        202,797        249,356
                                                    ------------   ------------
                                                      11,381,402     17,289,635
                                                    ------------   ------------
              TOTAL COMMON STOCKS ...............    220,739,711    259,381,943
                                                    ------------   ------------
              PREFERRED STOCKS -- 0.1%
              METALS AND MINING -- 0.1%
              SOUTH AFRICA -- 0.1%
      10,447  Anglo American Platinum Corp.,
                6.380% Cv. Pfd. .................        158,829        191,711
                                                    ------------   ------------
              WARRANTS -- 0.7%
              AUSTRALIA -- 0.0%
   2,375,000  Apollo Gold Mining Ltd.
                expire 11/30/05+ ................              1         41,361
                                                    ------------   ------------
              NORTH AMERICA -- 0.7%
     145,500  Apollo Gold Corp.
                expire 12/23/06+ (a)(b) .........              0              0
   1,000,000  Golden Queen Mining Co. Ltd.
                expire 01/20/06+ (a)(b) .........              0              1
     100,000  Golden Star Resources Ltd.
                expire 02/14/07+ ................              0        225,247
     300,000  Mexgold Resources Inc.
                expire 02/26/06+ (a)(b) .........              0         50,345

                                                                       MARKET
     SHARES                                              COST          VALUE
     -------                                             ----          -------
     527,500  Northern Orion Resources
                expire 05/29/08+ (b) ............   $          0   $    590,155
     500,000  Tournigan Gold Corp.
                expire 12/31/04+ (a)(b) .........              0         35,428
     400,000  Wesdome Gold Mines Inc.
                expire 04/23/05+ (a)(b) .........              0              0
     300,000  Wesdome Gold Mines Inc.
                expire 12/29/04+ (a)(b) .........              0              0
     280,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ ................              0        436,472
     210,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ (b) ............              0        327,354
     500,000  X-Cal Resources Ltd.
                expire 05/30/07+ (a) ............              0              1
                                                    ------------   ------------
                                                               0      1,665,003
                                                    ------------   ------------
              TOTAL WARRANTS ....................              1      1,706,364

              TOTAL INVESTMENTS -- 100.7% .......   $220,898,541    261,280,018
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.7)% .....     (1,776,705)
                                                                   ------------
              NET ASSETS -- 100.0% .............................   $259,503,313
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ...................................   $220,898,541
                                                                   ============
              Gross unrealized appreciation ....................   $ 56,448,167
              Gross unrealized depreciation ....................    (16,066,690)
                                                                   ------------
              Net unrealized appreciation/(depreciation) .......   $ 40,381,477
                                                                   ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $1,071,026 or 0.4% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       At June 30, 2004, Rule 144A securities are considered liquid and the market value amounted to $14,122,376 or 5.4% of total net assets.
 +     Non-income producing security.
 ADR - American Depository Receipt.


                                                             % OF
                                                            MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE     VALUE
--------------------------                                  ------    --------
North America ............................................  63.3%  $165,429,098
South Africa .............................................  19.0%    49,661,453
Asia/Pacific .............................................   7.7%    20,068,108
Europe ...................................................   7.1%    18,554,319
Latin America ............................................   2.9%     7,567,040
                                                           -----   ------------
                                                           100.0%  $261,280,018
                                                           =====   ============


                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $220,898,541) .................   $261,280,018
  Receivable for Fund shares sold ...........................        252,910
  Receivable for investments sold ...........................      4,351,760
  Dividends receivable ......................................          6,690
  Other assets ..............................................          7,396
                                                                ------------
  TOTAL ASSETS ..............................................    265,898,774
                                                                ------------
LIABILITIES:
  Foreign currency, at value (cost $1,328,387) ..............      1,332,677
  Due to custodian ..........................................      4,445,160
  Payable for investments purchased .........................        167,044
  Payable for Fund shares redeemed ..........................         23,049
  Payable for investment advisory fees ......................        214,426
  Payable for distribution fees .............................         56,669
  Other accrued expenses ....................................        156,436
                                                                ------------
  TOTAL LIABILITIES .........................................      6,395,461
                                                                ------------
  NET ASSETS applicable to 18,049,222
    shares outstanding ......................................   $259,503,313
                                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........................   $     18,049
  Additional paid-in capital ................................    221,058,095
  Accumulated net investment loss ...........................     (5,887,368)
  Accumulated net realized gain on investments
    and foreign currency transactions .......................      3,930,661
  Net unrealized appreciation on investments
    and foreign currency transactions .......................     40,383,876
                                                                ------------
  TOTAL NET ASSETS ..........................................   $259,503,313
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($249,724,528 / 17,365,967
    shares outstanding) .....................................         $14.38
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($4,751,882 / 330,755 shares outstanding) ...............         $14.37
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price at June 30, 2004) .................         $15.25
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,447,158 / 101,491 shares outstanding) ...............         $14.26(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,579,745 / 251,009 shares outstanding) ...............         $14.26(a)
                                                                      ======
------------------------
(a) Redemption price varies based on length of time held.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $44,668) ...............   $  1,051,109
  Interest ..................................................          5,610
                                                                ------------
  TOTAL INVESTMENT INCOME ...................................      1,056,719
                                                                ------------
EXPENSES:
  Investment advisory fees ..................................      1,530,058
  Distribution fees -- Class AAA ............................        369,631
  Distribution fees -- Class A ..............................          6,258
  Distribution fees -- Class B ..............................          8,131
  Distribution fees -- Class C ..............................         18,371
  Shareholder services fees .................................        134,608
  Custodian fees ............................................         68,562
  Shareholder communications expenses .......................         52,711
  Registration fees .........................................         50,004
  Interest expense ..........................................         26,858
  Legal and audit fees ......................................         22,282
  Directors' fees ...........................................          8,975
  Miscellaneous expenses ....................................         28,002
                                                                ------------
  TOTAL EXPENSES ............................................      2,324,451
                                                                ------------
  NET INVESTMENT LOSS .......................................     (1,267,732)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments ..........................      7,225,887
  Net realized gain on foreign currency
    transactions ............................................         11,691
  Net realized gain on gold bullion .........................        350,500
  Net change in unrealized appreciation/
    depreciation on investment securities and
    foreign currency transactions ...........................    (82,093,292)
                                                                ------------
  NET REALIZED AND UNREALIZED LOSS
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................................    (74,505,214)
                                                                ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $(75,772,946)
                                                                ============


                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2004              YEAR ENDED
                                                                            (UNAUDITED)            DECEMBER 31, 2003
                                                                            ------------           -----------------
OPERATIONS:
   Net investment loss ...................................................  $ (1,267,732)            $ (1,277,382)
   Net realized gain on investments and foreign currency transactions ....     7,588,078                2,362,823
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency transactions .......................................   (82,093,292)              96,376,818
                                                                            ------------             ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   (75,772,946)              97,462,259
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ...........................................................            --               (3,271,714)
     Class A .............................................................            --                  (55,245)
     Class B .............................................................            --                  (10,141)
     Class C .............................................................            --                  (19,596)
                                                                            ------------             ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................            --               (3,356,696)
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ...........................................................   (29,295,086)             120,301,812
     Class A .............................................................       472,782                4,855,098
     Class B .............................................................       216,961                1,151,262
     Class C .............................................................     1,566,190                2,215,322
                                                                            ------------             ------------
   NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .   (27,039,153)             128,523,494
                                                                            ------------             -----------
REDEMPTION FEES:
   Redemption fees .......................................................       161,960                  618,150
                                                                            ------------             ------------
   NET INCREASE/(DECREASE) IN NET ASSETS .................................  (102,650,139)             223,247,207
NET ASSETS:
   Beginning of period ...................................................   362,153,452              138,906,245
                                                                            ------------             ------------
   End of period .........................................................  $259,503,313             $362,153,452
                                                                            ============             ============


                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Gold Fund, Inc. (the "Fund") was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments. At June 30, 2004, there were no open forward foreign exchange contracts.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds, and then among the Classes of shares. Such allocations are made on the basis of each Fund's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $14,442 and to decrease accumulated net realized loss on investments and foreign currency transactions for $13,908, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was $3,356,696 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated capital loss carryforward .............  $  (3,194,388)
      Net unrealized appreciation .......................    117,387,830
      Net unrealized appreciation on
        foreign receivables and payables ................          6,673
                                                            ------------
      Total accumulated gain ............................   $114,200,115
                                                            ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $3,194,388. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $351,188 is available through 2006; $2,197,979 is available through 2007; $544,166 is available through 2008; and $101,055 is available through 2009.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
For the year ended December 31, 2003, the Fund deducted net capital loss carryovers from prior years against its current year net capital gains in the amount of $2,406,303.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli &Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $16,799,387 and $28,022,039, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, Gabelli & Company received $5,689 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses on the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2004, there was a balance of $4,448,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding within the six months ended June 30, 2004 was $2,938,505, with a related weighted average interest rate of 1.78%. The maximum amount borrowed at any time during the six months ended June 30, 2004 was $15,757,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for twelve months after purchase.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The Fund imposes a redemption fee of 2.00% on Class AAA or Class A Shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the six months ended June 30, 2004 amounted to $161,960.


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                     YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2003
                                                     ----------------------------     ----------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------     -------------     -----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------     ----------------------------
Shares sold ......................................    5,474,156     $  89,573,522      27,587,705    $ 374,079,239
Shares issued upon reinvestment of dividends .....           --                --         168,650        3,074,482
Shares redeemed ..................................   (7,473,445)     (118,868,608)    (19,698,571)    (256,851,909)
                                                     ----------     -------------     -----------    -------------
    Net increase/(decrease) ......................   (1,999,289)    $ (29,295,086)      8,057,784    $ 120,301,812
                                                     ==========     =============     ===========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------     ----------------------------
Shares sold ......................................       78,560     $   1,254,804         376,078    $   5,840,331
Shares issued upon reinvestment of dividends .....           --                --           2,753           50,135
Shares redeemed ..................................      (49,469)         (782,022)        (77,167)      (1,035,368)
                                                     ----------     -------------     -----------    -------------
    Net increase .................................       29,091     $     472,782         301,664    $   4,855,098
                                                     ==========     =============     ===========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------     ----------------------------
Shares sold ......................................       27,885     $     469,789         112,095    $   1,476,439
Shares issued upon reinvestment of dividends .....           --                --             306            5,546
Shares redeemed ..................................      (16,203)         (252,828)        (22,591)        (330,723)
                                                     ----------     -------------     -----------    -------------
    Net increase .................................       11,682     $     216,961          89,810    $   1,151,262
                                                     ==========     =============     ===========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------     ----------------------------
Shares sold ......................................      145,560     $   2,385,177         237,287    $   3,449,690
Shares issued upon reinvestment of dividends .....           --                --           1,008           18,299
Shares redeemed ..................................      (56,730)         (818,987)        (76,116)      (1,252,667)
                                                     ----------     -------------     -----------    -------------
    Net increase .................................       88,830     $   1,566,190         162,179    $   2,215,322
                                                     ==========     =============     ===========    =============


9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

GABELLI GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                               FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                --------------------------------------------------------    --------------------------
                                                 Net
                Net Asset                    Realized and        Total                                             Net Asset
  Period          Value,           Net        Unrealized         from           Net                                  Value,
   Ended        Beginning      Investment   Gain/(Loss) on     Investment   Investment        Total     Redemption   End of
December 31     of Period     Income/(Loss)   Investments      Operations     Income     Distributions     Fees      Period
-----------     ----------    ------------- --------------     ----------   ----------   -------------  ---------- ---------
CLASS AAA
  2004 (e)       $18.18          $(0.06)(g)    $(3.75)           $(3.81)          --            --        $0.01      $14.38
  2003            12.28           (0.08)(c)      6.11              6.03       $(0.17)      $(0.17)         0.04       18.18
  2002             6.56           (0.02)(c)      5.74              5.72           --           --            --       12.28
  2001             5.26            0.07(c)       1.30              1.37        (0.07)       (0.07)           --        6.56
  2000             6.23           (0.00)(c)(b)  (0.97)            (0.97)          --           --            --        5.26
  1999             5.66           (0.03)         0.60              0.57           --           --            --        6.23

CLASS A (A)
  2004 (e)       $18.16          $(0.07)(g)    $(3.73)           $(3.80)          --           --         $0.01      $14.37
  2003            12.28           (0.08)(c)      6.11              6.03       $(0.19)      $(0.19)         0.04       18.16

CLASS B (A)
  2004 (e)       $18.10          $(0.12)(g)    $(3.73)           $(3.85)          --           --         $0.01      $14.26
  2003            12.28           (0.18)(c)      6.07              5.89       $(0.11)      $(0.11)         0.04       18.10

CLASS C (A)
  2004 (e)       $18.10          $(0.13)(g)    $(3.72)           $(3.85)          --           --         $0.01      $14.26
  2003            12.28           (0.18)(c)      6.08              5.90       $(0.12)      $(0.12)         0.04       18.10


                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                  -------------------------------------------------------------

                             Net Assets       Net
  Period                        End of     Investment                 Portfolio
   Ended           Total        Period       Income/      Operating   Turnover
December 31       Return+     (in 000's)      (Loss)     Expenses(d)     Rate
-----------       -------    -----------   ----------    -----------  ---------
CLASS AAA
  2004 (e)         (20.9)%     $249,724       (0.81)%(f)     1.51%(f)(h)   5%
  2003              49.4        352,112       (0.58)         1.55         12
  2002              87.2        138,906       (0.15)         1.67         53
  2001              26.0         15,514        1.19          2.46         37
  2000             (15.6)        13,329       (0.01)         2.49         21
  1999              10.1         14,177       (0.85)         2.38         52

CLASS A (A)
  2004 (e)         (20.9)%     $  4,752       (0.84)%(f)     1.51%(f)(h)   5%
  2003              49.4          5,480       (0.58)         1.55         12

CLASS B (A)
  2004 (e)         (21.2)%     $  1,447       (1.58)%(f)     2.26%(f)(h)   5%
  2003              48.3          1,626       (1.33)         2.30         12

CLASS C (A)
  2004 (e)         (21.2)%     $  3,580       (1.61)%(f)     2.26%(f)(h)   5%
  2003              48.4          2,935       (1.33)         2.30         12

-----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Class A, Class B and Class C shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B and Class C shares as the information for this period is not considered meaningful.
(b) Amount represents less than $0.005 per share.
(c) Based on average month-end shares outstanding.
(d) The Fund incurred interest expense during the years ended December 31, 2002, 2001, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.64%, 2.40%, 2.40% and 2.36%, respectively.
(e) For the period ended June 30, 2004; unaudited.
(f) Annualized.
(g) Per share amounts have been calculated using the average daily shares outstanding method.
(h) The Fund incurred interest expense during the six months ended June 30, 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.49% (Class AAA), 1.49% (Class A), 2.24% (Class B), and 2.24% (Class C), respectively.

                 See accompanying notes to financial statements.

                     GABELLI GOLD FUND, INC.
                      One Corporate Center
                    Rye, New York 10580-1422
                           800-GABELLI
                          800-422-3554
                        FAX: 914-921-5118
                    WEBSITE: WWW.GABELLI.COM
                    E-MAIL: INFO@GABELLI.COM
           Net Asset Value available daily by calling
                   800-GABELLI after 6:00 P.M.

                       BOARD OF DIRECTORS
Mario J. Gabelli, CFA                  Werner J. Roeder, MD
CHAIRMAN AND CHIEF                     VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER                     LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                         Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                MANAGING  DIRECTOR
CERUTTI CONSULTANTS, INC.              BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                    Daniel E. Zucchi
ATTORNEY-AT-LAW                        PRESIDENT
ANTHONY J. COLAVITA, P.C.              DANIEL E. ZUCCHI ASSOCIATES

Karl Otto Pohl                         Salvatore J. Zizza
FORMER PRESIDENT                       CHAIRMAN
DEUTSCHE BUNDESBANK                    HALLMARK ELECTRICAL SUPPLIES CORP.


               OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                           Bruce N. Alpert
PORTFOLIO MANAGER                      PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                        DISTRIBUTOR
                  Gabelli & Company, Inc.

       CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
            State Street Bank and Trust Company

                       LEGAL COUNSEL
               Willkie Farr & Gallagher LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB008Q204SR

                                                   [MARIO GABELLI PHOTO OMITTED]
GABELLI
GOLD
FUND,
INC.

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee operates pursuant to a written charter. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. In accordance with procedures adopted by the Nominating Committee, the Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Gold Fund, Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.